UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Courtney R. Taylor
Short-Term Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of AmericaSM

[photo of a wooden pier with a covered boat slip]

Semi-annual report for the six months ended February 29, 2012

Short-Term Bond Fund of America seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 10/2/06)
Reflecting 2.50% maximum sales charge	–1.24%	1.84%	2.07%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated November 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008. The investment adviser reimbursed certain fees and expenses. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 20 to 25 for details.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

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Short-Term Bond Fund of America recorded a total return of 0.29% for the six months ended February 29, 2012. The unmanaged Barclays U.S. Government/Credit 1–3 Years ex BBB Index, a broad measure of the market in which the fund invests, gained 0.31% over the same period. Meanwhile, the Lipper Short Investment Grade Debt Funds Average (a peer group measure) gained 1.15%. Results for longer time periods are shown in the table below.

A broad rally across bond market sectors in the final few months of the period was particularly beneficial for the returns of bonds with longer maturities and greater credit risk. In contrast, the fund invests primarily in high-quality debt securities with an average maturity of less than three years. Our conservative investment approach seeks to offer investors a measure of stability — providing some income while also endeavoring to preserve their initial investment. Over the six-month period, the fund paid monthly dividends totaling nearly 5 cents a share, amounting to an income return of 0.49%. The fund’s share price declined two cents to $10.09.

Economic and market overview

The U.S. economy strengthened noticeably during the final few months of the period. Improving retail sales and several consecutive months of job growth that exceeded 200,000 were among the data that reinforced the sense of a domestic recovery that is gaining momentum.

[Begin Sidebar]
Results at a glance
For periods ended February 29, 2012, with all distributions reinvested

	Total		Average annual total returns
	returns			Lifetime
	1 year	3 years	5 years	(since 10/2/06)
Short-Term Bond Fund of America
(Class A shares)	1.33%	2.13%	2.42%	2.59%

Barclays U.S. Government/
Credit 1–3 Years ex BBB Index*	1.67	2.47	3.71	3.80

Lipper Short Investment Grade Debt
Funds Average	1.90	5.00	3.11	3.29

*The index is unmanaged and, therefore, has no expenses.
[End Sidebar]

Despite these encouraging developments, the Federal Reserve announced that it could keep the official interest rate unchanged until 2014. Elsewhere, there was positive news concerning steps taken to try to resolve the European debt crisis — a major source of instability for the global economy over recent years.

Against this more hopeful economic backdrop, yields (which move inversely to prices) for shorter term Treasuries rose marginally during the six-month period, generating total returns that were close to zero. Despite low yields, investors continued to show a great appetite for shorter term Treasuries. For example, the Treasury Department’s first debt auction of 2012 resulted in record demand for three-year notes, with prospective buyers seeking to purchase 3.73 times the dollar amount of Treasuries that were actually auctioned.

Inside the portfolio

With shorter term Treasuries still yielding close to zero, the fund’s portfolio counselors found plentiful investment opportunities in other sectors. Over the six-month period, the portfolio’s exposure to Treasuries and other U.S. government obligations declined from 37.6% to 34.2%. Meanwhile, holdings of cash and cash equivalents decreased by nearly half, accounting for 6.7% of the portfolio as of February 29, 2012.

Reductions in these holdings helped the fund’s portfolio counselors invest in other sectors that appeared to offer a more attractive return potential, such as mortgage-related and corporate bonds.

The portfolio’s holdings in securities issued by federal agencies increased from 24.8% to 31.8% over the period. Our mortgage-related investments in this sector focused on agency pass-through securities. Owners of pass-throughs are, in effect, receiving the mortgage payments of a pool of homeowners across the U.S. Our research identified securities where the underlying mortgages are unlikely to be refinanced in the near term, which should be beneficial for potential total returns.

The fund’s exposure to corporates also increased. The U.S. corporate bond market selloff in November enabled portfolio counselors to make selective investments in A/A-rated industrial corporate bonds when valuations appeared attractive (given the risks entailed).

Looking ahead

There has been some discussion in the media about how bond fund returns will suffer when interest rates rise. Certainly, the magnitude of bond market total returns witnessed in recent years cannot continue indefinitely. We do not, however, anticipate the Federal Reserve raising the official interest rate before 2013. Also, it’s important to note that this fund focuses on bonds with shorter maturities. When interest rates rise, the value of a diversified portfolio with a shorter average maturity tends to hold up better than the value of one with a longer maturity. What’s more, an actively managed fund such as ours will be able to use a rising yield environment to reinvest in bonds that offer potentially higher total returns.

No matter what the economic environment, the portfolio counselors remain focused on providing fund investors with some income while also seeking to preserve their initial investment. As such, the fund could be an appropriate choice for investors who want to invest their money for a year or so, but are seeking a better potential return than that typically offered by a money market fund (an investment in Short-Term Bond Fund of America entails additional investment risks that are not present with money market funds).

We would like to take this opportunity to thank Paul G. Haaga, Jr., for his years of leadership as an officer of Short-Term Bond Fund of America. Paul stepped down as vice chairman of the board on December 31, 2011, after 27 years of service to the American Funds.

Thank you for your ongoing support. We look forward to reporting to you again in six months.

Cordially,

/s/ David A. Hoag

David A. Hoag
President

April 11, 2012

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

[Begin Sidebar]
The fund’s 30-day yield for Class A shares as of March 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.25%. The fund’s distribution rate for Class A shares as of that date was 0.98%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.
[End Sidebar]

Summary investment portfolio   February 29, 2012
 unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of net assets
Bonds & notes of U.S. government & government agencies	50.4%
Mortgage-backed obligations	18.6%
Corporate bonds & notes	15.2%
Other bonds & notes	9.1%
Short-term securities & other assets less liabilities	6.7%
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	34.2%
Federal agencies	31.8
Aaa/AAA	10.5
Aa/AA	9.5
A/A	7.3
Short-term securities & other assets less liabilities	6.7

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies.

†These securities are backed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 93.26%	(000)	(000)	assets

Bonds & notes of U.S. government & government agencies - 50.41%
U.S. Treasury:
0.625% 2012	$37,500	$37,564
1.00% 2012	50,000	50,076
1.125% 2012	25,000	25,185
2.00% 2012 (1)	46,602	47,009
3.00% 2012 (1)	25,105	25,828
4.25% 2012	54,835	56,144
4.50% 2012	25,000	25,092
4.75% 2012	30,000	30,347
0.75% 2013	35,000	35,206
1.375% 2013	65,000	65,792
1.375% 2013	45,000	45,466
1.375% 2013	31,832	32,191
1.50% 2013	56,250	57,499
1.75% 2013	50,000	50,863
1.875% 2013 (1)	50,505	53,605
3.125% 2013	80,000	83,616
3.375% 2013	93,750	97,897
3.375% 2013	30,000	31,249
3.875% 2013	50,000	51,766
1.875% 2014	44,250	45,724
1.875% 2014	40,000	41,245
2.25% 2014	25,000	26,072
2.375% 2014	25,000	26,281
0.375%-4.125% 2013-2016	98,425	103,477	27.06%
Freddie Mac:
1.75% 2012	25,000	25,119
Series 1, 0.50% 2013	50,000	50,115
1.625% 2013	80,000	81,238
0.625% 2014	36,000	36,138
3.00% 2014	40,000	42,459
0.375%-5.00% 2013-2014	40,000	41,212	6.53
Fannie Mae:
0.45% 2013	25,000	25,031
1.00% 2013	25,000	25,275
0.875% 2014	28,750	29,073
2.75% 2014	40,000	41,928
0.375%-6.125% 2012-2015	87,030	89,256	4.98
Federal Home Loan Bank:
1.125% 2012	50,000	50,115
0.50% 2013	37,300	37,439
3.625% 2013	55,000	57,976
0.375%-4.625% 2012-2014	46,125	46,543	4.54
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.503%-1.875% 2012 (2)	50,000	50,274	1.19
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G:
2.125% 2012	20,000	20,310
2.20% 2012	25,000	25,138	1.07
Private Export Funding Corp.:
4.974% 2013	5,000	5,328
1.375% 2017	36,930	37,025	1.00
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc.:
0.746% 2012 (2)	25,000	25,003
3.25% 2012	12,250	12,354	.88
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.824%-2.20% 2012 (2)	35,000	35,172	.83
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,016	.59
Other securities		73,721	1.74
		2,133,452	50.41

Mortgage-backed obligations (3) - 18.59%
Fannie Mae:
3.00% 2027	39,788	41,364
3.50% 2027	25,000	26,227
5.50% 2038	32,836	35,808
6.00% 2038	102,560	113,384
0.444%-6.00% 2019-2041 (2)	333,925	351,644	13.43
Freddie Mac:
4.50% 2042	40,000	42,462
1.873%-5.787% 2013-2040 (2)	44,733	46,572	2.10
Other securities		129,221	3.06
		786,682	18.59

Corporate bonds & notes - 15.19%
Financials - 5.49%
JPMorgan Chase & Co. 3.40% 2015	17,750	18,690	.44
Citigroup Inc. 4.75%-6.00% 2013-2015	9,500	10,077	.24
Goldman Sachs Group, Inc. 3.70% 2015	5,000	5,104	.12
Other securities		198,507	4.69
		232,378	5.49

Industrials - 1.00%
General Electric Capital Corp. 2.15%-3.35% 2015-2017	15,000	15,796	.37
Other securities		26,701	.63
		42,497	1.00

Other corporate bonds & notes - 8.70%
Other securities		368,035	8.70

Total corporate bonds & notes		642,910	15.19

Other - 9.07%
Other securities		384,007	9.07

Total bonds & notes (cost: $3,883,458,000)		3,947,051	93.26

			Percent
	Principal	Value	of net
Short-term securities - 8.09%	amount (000)	(000)	assets

Fannie Mae 0.06%-0.14% due 5/21/2012-1/4/2013	$73,300	$73,220	1.73
British Columbia (Province of) 0.11%-0.13% due 3/21-4/16/2012	57,200	57,197	1.35
Straight-A Funding LLC 0.13%-0.19% due 4/4-5/10/2012 (4)	55,900	55,888	1.32
Freddie Mac 0.105%-0.18% due 10/2/2012-2/14/2013	48,300	48,235	1.14
Federal Home Loan Bank 0.125%-0.15% due 3/14-5/21/2012	39,600	39,596	.94
Federal Farm Credit Banks 0.19% due 2/14/2013	25,000	24,956	.59
General Electric Co. 0.07% due 3/1/2012	23,300	23,300	.55
U.S. Treasury Bill 0.08% due 5/31/2012	17,300	17,297	.41
Other securities		2,698	.06
Total short-term securities (cost: $342,399,000)		342,387	8.09

Total investment securities (cost: $4,225,857,000)		4,289,438	101.35
Other assets less liabilities		(57,047)	(1.35)

Net assets		$4,232,391	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government price index.
(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933.  May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $399,728,000, which represented 9.44% of the net assets of the fund.

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $4,225,857)		$4,289,438
Cash		63
Receivables for:
Sales of investments	$42,997
Sales of fund's shares	9,975
Interest	20,655	73,627
		4,363,128
Liabilities:
Payables for:
Purchases of investments	111,160
Repurchases of fund's shares	16,362
Dividends on fund's shares	247
Investment advisory services	974
Services provided by related parties	1,881
Trustees' deferred compensation	23
Other	90	130,737
Net assets at February 29, 2012		$4,232,391

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,172,200
Distributions in excess of net investment income		(3,361)
Accumulated net realized loss		(29)
Net unrealized appreciation		63,581
Net assets at February 29, 2012		$4,232,391

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (419,352 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,096,232	306,780	$10.09
Class B	45,979	4,555	10.09
Class C	190,146	18,840	10.09
Class F-1	139,077	13,780	10.09
Class F-2	264,960	26,253	10.09
Class 529-A	248,752	24,647	10.09
Class 529-B	6,749	669	10.09
Class 529-C	68,647	6,801	10.09
Class 529-E	16,121	1,597	10.09
Class 529-F-1	33,409	3,310	10.09
Class R-1	5,720	567	10.09
Class R-2	35,779	3,545	10.09
Class R-3	44,166	4,376	10.09
Class R-4	16,702	1,655	10.09
Class R-5	12,355	1,224	10.09
Class R-6	7,597	753	10.09

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 29, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$31,442

Fees and expenses*:
Investment advisory services	$6,305
Distribution services	5,580
Transfer agent services	1,913
Administrative services	321
Reports to shareholders	103
Registration statement and prospectus	311
Trustees' compensation	16
Auditing and legal	41
Custodian	6
Other	219	14,815
Net investment income		16,627

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(170)
Net unrealized depreciation on investments		(3,592)
Net realized loss and unrealized depreciation on investments		(3,762)
Net increase in net assets resulting
from operations		$12,865

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended February 29, 2012*	Year ended August 31, 2011
Operations:
Net investment income	$16,627	$44,403
Net realized (loss) gain on investments	(170)	9,771
Net unrealized depreciation on investments	(3,592)	(26,691)
Net increase in net assets resulting from operations	12,865	27,483

Dividends paid or accrued to shareholders from net investment income	(19,946)	(45,880)

Net capital share transactions	(166,466)	227,293

Total (decrease) increase in net assets	(173,547)	208,896

Net assets:
Beginning of period	4,405,938	4,197,042
End of period (including distributions in excess of
net investment income: $(3,361) and $(42), respectively)	$4,232,391	$4,405,938

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
     unaudited

1.	Organization

Short-Term Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 29, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2006, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2011, the fund had tax basis undistributed ordinary income of $213,000 and undistributed long-term capital gains of $142,000.

As of February 29, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:
   )
(dollars in thousands)
Gross unrealized appreciation on investment securities	$62,972
Gross unrealized depreciation on investment securities	(474)
Net unrealized appreciation on investment securities	62,498

Cost of investment securities	4,226,940

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2012	Year ended August 31, 2011
Class A	$15,681	$36,084
Class B	75	348
Class C	146	803
Class F-1	686	1,761
Class F-2	1,676	3,204
Class 529-A	1,076	2,186
Class 529-B	5	32
Class 529-C	20	165
Class 529-E	42	94
Class 529-F-1	162	301
Class R-1	4	20
Class R-2	33	111
Class R-3	117	261
Class R-4	73	158
Class R-5	94	183
Class R-6	56	169
Total	$19,946	$45,880

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the six months ended February 29, 2012, the investment advisory services fee was $6,305,000, which was equivalent to an annualized rate of 0.287% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	0.90	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period September 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended February 29, 2012, the total transfer agent services fee paid under these agreements was $1,913,000, of which $1,706,000 was paid by the fund to AFS and $207,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period September 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended February 29, 2012, total fees paid to CRMC for performing administrative services were $321,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended February 29, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services	529 plan services
Class A	$3,241	$1,457		$52	Not applicable
Class B	239	23		Not applicable	Not applicable
Class C	1,068	93		52	Not applicable
Class F-1	197	80		38	Not applicable
Class F-2	Not applicable	57		55	Not applicable
Class 529-A	153	69		58	$115
Class 529-B	32	3		2	4
Class 529-C	319	21		16	32
Class 529-E	36	3		4	7
Class 529-F-1	-	9		8	15
Class R-1	30	3		2	Not applicable
Class R-2	139	53		10	Not applicable
Class R-3	105	32		12	Not applicable
Class R-4	21	7		5	Not applicable
Class R-5	Not applicable	3		5	Not applicable
Class R-6	Not applicable	-	*	2	Not applicable
Total class-specific expenses	$5,580	$1,913		$321	$173

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes $16,000 in current fees (either paid in cash or deferred) and a net decrease of less than $1,000 in the value of deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 29, 2012
Class A	$601,003	59,578	$15,093	1,496	$(765,820)	(75,926)	$(149,724)	(14,852)
Class B	8,598	851	72	7	(21,086)	(2,090)	(12,416)	(1,232)
Class C	37,603	3,727	137	13	(75,533)	(7,488)	(37,793)	(3,748)
Class F-1	48,669	4,824	671	67	(65,897)	(6,535)	(16,557)	(1,644)
Class F-2	119,570	11,855	1,323	131	(120,210)	(11,914)	683	72
Class 529-A	64,056	6,352	1,071	106	(31,655)	(3,139)	33,472	3,319
Class 529-B	1,845	183	5	1	(2,683)	(266)	(833)	(82)
Class 529-C	17,781	1,763	20	2	(9,209)	(914)	8,592	851
Class 529-E	4,243	421	42	4	(2,024)	(201)	2,261	224
Class 529-F-1	9,114	903	161	16	(3,220)	(319)	6,055	600
Class R-1	987	98	4	1	(1,621)	(161)	(630)	(62)
Class R-2	13,736	1,361	32	3	(14,428)	(1,430)	(660)	(66)
Class R-3	13,541	1,343	117	11	(9,193)	(911)	4,465	443
Class R-4	7,029	697	72	7	(5,972)	(592)	1,129	112
Class R-5	6,870	681	90	9	(9,742)	(966)	(2,782)	(276)
Class R-6	999	99	56	6	(2,783)	(276)	(1,728)	(171)
Total net increase
(decrease)	$955,644	94,736	$18,966	1,880	$(1,141,076)	(113,128)	$(166,466)	(16,512)

Year ended August 31, 2011
Class A	$1,772,052	175,452	$34,236	3,389	$(1,686,700)	(167,049)	$119,588	11,792
Class B	26,891	2,662	328	33	(49,345)	(4,886)	(22,126)	(2,191)
Class C	133,163	13,185	756	75	(144,187)	(14,277)	(10,268)	(1,017)
Class F-1	99,033	9,806	1,661	164	(136,503)	(13,507)	(35,809)	(3,537)
Class F-2	227,209	22,517	2,393	237	(157,140)	(15,558)	72,462	7,196
Class 529-A	111,491	11,042	2,173	215	(57,117)	(5,659)	56,547	5,598
Class 529-B	4,378	433	32	3	(5,732)	(567)	(1,322)	(131)
Class 529-C	30,874	3,058	164	16	(20,298)	(2,011)	10,740	1,063
Class 529-E	7,359	729	93	10	(3,339)	(331)	4,113	408
Class 529-F-1	15,670	1,552	299	30	(6,454)	(640)	9,515	942
Class R-1	3,796	376	19	2	(2,658)	(264)	1,157	114
Class R-2	27,528	2,726	110	11	(20,839)	(2,064)	6,799	673
Class R-3	29,603	2,932	256	25	(18,883)	(1,871)	10,976	1,086
Class R-4	15,649	1,550	156	15	(10,540)	(1,045)	5,265	520
Class R-5	11,176	1,108	182	18	(9,783)	(966)	1,575	160
Class R-6	9,660	957	168	16	(11,747)	(1,163)	(1,919)	(190)
Total net increase
(decrease)	$2,525,532	250,085	$43,026	4,259	$(2,341,265)	(231,858)	$227,293	22,486

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $821,729,000 and $495,705,000, respectively, during the six months ended February 29, 2012.

Financial highlights

			Income (loss) from investment operations(1)
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in thousands	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income (loss) to average net assets(3)

Class A:	Six months ended 2/29/2012(4)(5)	$10.11	$.04	$(.01)	$.03	$(.05)	$10.09	.29%	$3,096,232	.61	%(6)	.61	%(6)	.83	%(6)
	Year ended 8/31/2011	10.15	.12	(.04)	.08	(.12)	10.11	.79	3,251,222	.63		.63		1.14
	Year ended 8/31/2010	10.02	.14	.13	.27	(.14)	10.15	2.75	3,145,795	.63		.63		1.39
	Year ended 8/31/2009	9.90	.17	.14	.31	(.19)	10.02	3.22	2,357,579	.66		.66		1.80
	Year ended 8/31/2008	9.99	.36	(.06)	.30	(.39)	9.90	2.99	814,940	.73		.63		3.62
	Period from 10/2/2006 to 8/31/2007(4)	10.00	.41	(.01)	.40	(.41)	9.99	4.04	238,855	.77	(6)	.64	(6)	4.57	(6)

Class B:	Six months ended 2/29/2012(4)(5)	10.11	_(7)	(.01)	(.01)	(.01)	10.09	(.06)	45,979	1.30	(6)	1.30	(6)	.13	(6)
	Year ended 8/31/2011	10.15	.05	(.04)	.01	(.05)	10.11	.13	58,496	1.29		1.29		.50
	Year ended 8/31/2010	10.02	.08	.13	.21	(.08)	10.15	2.08	81,004	1.28		1.28		.74
	Year ended 8/31/2009	9.90	.10	.14	.24	(.12)	10.02	2.44	78,949	1.42		1.41		1.04
	Year ended 8/31/2008	9.99	.28	(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
	Period from 11/6/2006 to 8/31/2007(4)	10.00	.31	(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(6)	1.36	(6)	3.86	(6)

Class C:	Six months ended 2/29/2012(4)(5)	10.11	_(7)	(.01)	(.01)	(.01)	10.09	(.13)	190,146	1.45	(6)	1.45	(6)	(.01	)(6)
	Year ended 8/31/2011	10.15	.04	(.04)	-	(.04)	10.11	(.02)	228,325	1.44		1.44		.34
	Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.93	239,656	1.43		1.43		.59
	Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.40	219,256	1.47		1.46		1.00
	Year ended 8/31/2008	9.99	.28	(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
	Period from 11/6/2006 to 8/31/2007(4)	10.00	.31	(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(6)	1.44	(6)	3.78	(6)

Class F-1:	Six months ended 2/29/2012(4)(5)	10.11	.03	(.01)	.02	(.04)	10.09	.24	139,077	.71	(6)	.71	(6)	.72	(6)
	Year ended 8/31/2011	10.15	.11	(.04)	.07	(.11)	10.11	.73	155,917	.69		.69		1.09
	Year ended 8/31/2010	10.02	.14	.13	.27	(.14)	10.15	2.70	192,511	.68		.68		1.33
	Year ended 8/31/2009	9.90	.17	.14	.31	(.19)	10.02	3.16	155,568	.72		.71		1.77
	Year ended 8/31/2008	9.99	.35	(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
	Period from 11/1/2006 to 8/31/2007(4)	10.02	.37	(.04)	.33	(.36)	9.99	3.36	22,256	.80	(6)	.67	(6)	4.56	(6)

Class F-2:	Six months ended 2/29/2012(4)(5)	10.11	.05	(.01)	.04	(.06)	10.09	.40	264,960	.39	(6)	.39	(6)	1.04	(6)
	Year ended 8/31/2011	10.15	.14	(.04)	.10	(.14)	10.11	1.02	264,652	.40		.40		1.36
	Year ended 8/31/2010	10.02	.17	.13	.30	(.17)	10.15	3.00	192,784	.39		.39		1.63
	Year ended 8/31/2009	9.90	.19	.14	.33	(.21)	10.02	3.40	227,308	.41		.41		1.87
	Period from 8/19/2008 to 8/31/2008(4)	9.92	_(7)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09

Class 529-A:	Six months ended 2/29/2012(4)(5)	10.11	.04	(.01)	.03	(.05)	10.09	.26	248,752	.65	(6)	.65	(6)	.78	(6)
	Year ended 8/31/2011	10.15	.12	(.04)	.08	(.12)	10.11	.78	215,594	.64		.64		1.13
	Year ended 8/31/2010	10.02	.14	.13	.27	(.14)	10.15	2.74	159,703	.63		.63		1.37
	Year ended 8/31/2009	9.90	.16	.14	.30	(.18)	10.02	3.09	76,623	.79		.78		1.66
	Year ended 8/31/2008	9.99	.34	(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
	Period from 11/3/2006 to 8/31/2007(4)	10.00	.36	(.02)	.34	(.35)	9.99	3.51	8,112	.90	(6)	.78	(6)	4.44	(6)

Class 529-B:	Six months ended 2/29/2012(4)(5)	10.11	_(7)	(.01)	(.01)	(.01)	10.09	(.12)	6,749	1.43	(6)	1.43	(6)	-	(6)(8)
	Year ended 8/31/2011	10.15	.04	(.04)	-	(.04)	10.11	_(8)	7,595	1.42		1.42		.36
	Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.95	8,955	1.41		1.41		.60
	Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.31	5,780	1.54		1.54		.88
	Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
	Period from 11/2/2006 to 8/31/2007(4)	10.02	.30	(.04)	.26	(.29)	9.99	2.67	223	1.66	(6)	1.54	(6)	3.66	(6)

Class 529-C:	Six months ended 2/29/2012(4)(5)	10.11	_(7)	(.01)	(.01)	_(7)	10.09	(.17)	68,647	1.52	(6)	1.52	(6)	(.09	)(6)
	Year ended 8/31/2011	10.15	.03	(.04)	(.01)	(.03)	10.11	(.09)	60,144	1.51		1.51		.26
	Year ended 8/31/2010	10.02	.05	.13	.18	(.05)	10.15	1.85	49,617	1.51		1.51		.50
	Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.31	23,078	1.54		1.54		.89
	Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
	Period from 11/3/2006 to 8/31/2007(4)	10.00	.30	(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(6)	1.52	(6)	3.71	(6)

Class 529-E:	Six months ended 2/29/2012(4)(5)	$10.11	$.02	$(.01)	$.01	$(.03)	$10.09	.09%	$16,121	1.01	%(6)	1.01	%(6)	.43	%(6)
	Year ended 8/31/2011	10.15	.08	(.04)	.04	(.08)	10.11	.41	13,879	1.01		1.01		.76
	Year ended 8/31/2010	10.02	.11	.13	.24	(.11)	10.15	2.36	9,803	1.00		1.00		1.00
	Year ended 8/31/2009	9.90	.14	.14	.28	(.16)	10.02	2.83	4,311	1.04		1.03		1.40
	Year ended 8/31/2008	9.99	.32	(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
	Period from 12/1/2006 to 8/31/2007(4)	10.03	.31	(.04)	.27	(.31)	9.99	2.70	404	1.14	(6)	1.02	(6)	4.22	(6)

Class 529-F-1:	Six months ended 2/29/2012(4)(5)	10.11	.04	(.01)	.03	(.05)	10.09	.33	33,409	.52	(6)	.52	(6)	.91	(6)
	Year ended 8/31/2011	10.15	.13	(.04)	.09	(.13)	10.11	.91	27,393	.51		.51		1.25
	Year ended 8/31/2010	10.02	.16	.13	.29	(.16)	10.15	2.88	17,949	.50		.50		1.50
	Year ended 8/31/2009	9.90	.19	.14	.33	(.21)	10.02	3.34	8,226	.54		.53		1.92
	Year ended 8/31/2008	9.99	.37	(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
	Period from 11/16/2006 to 8/31/2007(4)	10.00	.37	(.02)	.35	(.36)	9.99	3.59	872	.59	(6)	.49	(6)	4.76	(6)

Class R-1:	Six months ended 2/29/2012(4)(5)	10.11	_(7)	(.01)	(.01)	(.01)	10.09	(.14)	5,720	1.46	(6)	1.46	(6)	(.03	)(6)
	Year ended 8/31/2011	10.15	.04	(.04)	-	(.04)	10.11	(.02)	6,361	1.44		1.44		.33
	Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.91	5,230	1.46		1.46		.55
	Year ended 8/31/2009	9.90	.10	.14	.24	(.12)	10.02	2.41	3,250	1.45		1.45		1.07
	Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
	Period from 12/26/2006 to 8/31/2007(4)	10.01	.26	(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(6)	1.40	(6)	3.84	(6)

Class R-2:	Six months ended 2/29/2012(4)(5)	10.11	_(7)	(.01)	(.01)	(.01)	10.09	(.11)	35,779	1.40	(6)	1.40	(6)	.03	(6)
	Year ended 8/31/2011	10.15	.03	(.04)	(.01)	(.03)	10.11	(.06)	36,499	1.47		1.47		.30
	Year ended 8/31/2010	10.02	.06	.13	.19	(.06)	10.15	1.89	29,827	1.47		1.47		.54
	Year ended 8/31/2009	9.90	.09	.14	.23	(.11)	10.02	2.34	15,270	1.55		1.51		.92
	Year ended 8/31/2008	9.99	.27	(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
	Period from 12/8/2006 to 8/31/2007(4)	10.01	.27	(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(6)	1.42	(6)	3.82	(6)

Class R-3:	Six months ended 2/29/2012(4)(5)	10.11	.02	(.01)	.01	(.03)	10.09	.08	44,166	1.02	(6)	1.02	(6)	.41	(6)
	Year ended 8/31/2011	10.15	.08	(.04)	.04	(.08)	10.11	.39	39,759	1.02		1.02		.74
	Year ended 8/31/2010	10.02	.10	.13	.23	(.10)	10.15	2.32	28,905	1.04		1.04		.96
	Year ended 8/31/2009	9.90	.13	.14	.27	(.15)	10.02	2.78	12,548	1.10		1.09		1.39
	Year ended 8/31/2008	9.99	.32	(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
	Period from 11/22/2006 to 8/31/2007(4)	10.01	.31	(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(6)	1.06	(6)	4.18	(6)

Class R-4:	Six months ended 2/29/2012(4)(5)	10.11	.03	(.01)	.02	(.04)	10.09	.24	16,702	.70	(6)	.70	(6)	.73	(6)
	Year ended 8/31/2011	10.15	.11	(.04)	.07	(.11)	10.11	.71	15,600	.71		.71		1.06
	Year ended 8/31/2010	10.02	.13	.13	.26	(.13)	10.15	2.65	10,389	.73		.73		1.28
	Year ended 8/31/2009	9.90	.17	.14	.31	(.19)	10.02	3.13	7,415	.75		.75		1.67
	Year ended 8/31/2008	9.99	.35	(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
	Period from 1/3/2007 to 8/31/2007(4)	10.00	.30	(.01)	.29	(.30)	9.99	2.90	52	.94	(6)	.66	(6)	4.53	(6)

Class R-5:	Six months ended 2/29/2012(4)(5)	10.11	.05	(.01)	.04	(.06)	10.09	.39	12,355	.41	(6)	.41	(6)	1.02	(6)
	Year ended 8/31/2011	10.15	.14	(.04)	.10	(.14)	10.11	1.01	15,161	.41		.41		1.35
	Year ended 8/31/2010	10.02	.17	.13	.30	(.17)	10.15	2.97	13,606	.42		.42		1.60
	Year ended 8/31/2009	9.90	.19	.14	.33	(.21)	10.02	3.43	9,201	.47		.45		2.18
	Year ended 8/31/2008	9.99	.38	(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
	Period from 1/4/2007 to 8/31/2007(4)	10.01	.31	(.02)	.29	(.31)	9.99	2.94	4,390	.56	(6)	.42	(6)	4.83	(6)

Class R-6:	Six months ended 2/29/2012(4)(5)	10.11	.05	(.01)	.04	(.06)	10.09	.41	7,597	.37	(6)	.37	(6)	1.06	(6)
	Year ended 8/31/2011	10.15	.15	(.04)	.11	(.15)	10.11	1.06	9,341	.36		.36		1.42
	Period from 11/20/2009(9) to 8/31/2010(4)	10.08	.13	.07	.20	(.13)	10.15	1.99	11,308	.36	(6)	.36	(6)	1.63	(6)
	Period from 5/7/2009 to 6/15/2009(4)(10)	9.93	.02	(.05)	(.03)	(.02)	9.88	(.30)	-	.04		.04		.20

	Six months ended	Year ended August 31				For the period
	February 29, 2012(4)(5)	2011	2010	2009	2008	10/2/2006(11) to 8/31/2007(4)

Portfolio turnover rate for all share classes	20%	44%	19%	60%	28%	15%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.
(8)Amount less than .01%.
(9) The first date the share class had assets during the fund’s fiscal year ended August 31, 2010.
(10) The last date the share class had assets during the fund’s fiscal year ended August 31, 2009.
(11) Commencement of operations.

See Notes to Financial Statements

Expense example
                                                                                                                                            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2011, through February 29, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9/1/2011	Ending account value 2/29/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,002.89	$3.04	.61%
Class A -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B -- actual return	1,000.00	999.43	6.46	1.30
Class B -- assumed 5% return	1,000.00	1,018.40	6.52	1.30
Class C -- actual return	1,000.00	998.72	7.21	1.45
Class C -- assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class F-1 -- actual return	1,000.00	1,002.36	3.53	.71
Class F-1 -- assumed 5% return	1,000.00	1,021.33	3.57	.71
Class F-2 -- actual return	1,000.00	1,003.96	1.94	.39
Class F-2 -- assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 529-A -- actual return	1,000.00	1,002.64	3.24	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 529-B -- actual return	1,000.00	998.76	7.11	1.43
Class 529-B -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class 529-C -- actual return	1,000.00	998.33	7.55	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.30	7.62	1.52
Class 529-E -- actual return	1,000.00	1,000.89	5.02	1.01
Class 529-E -- assumed 5% return	1,000.00	1,019.84	5.07	1.01
Class 529-F-1 -- actual return	1,000.00	1,003.30	2.59	.52
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.28	2.61	.52
Class R-1 -- actual return	1,000.00	998.62	7.26	1.46
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class R-2 -- actual return	1,000.00	998.92	6.96	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-3 -- actual return	1,000.00	1,000.80	5.07	1.02
Class R-3 -- assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class R-4 -- actual return	1,000.00	1,002.41	3.49	.70
Class R-4 -- assumed 5% return	1,000.00	1,021.38	3.52	.70
Class R-5 -- actual return	1,000.00	1,003.87	2.04	.41
Class R-5 -- assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-6 -- actual return	1,000.00	1,004.08	1.84	.37
Class R-6 -- assumed 5% return	1,000.00	1,023.02	1.86	.37

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012
(the most recent calendar quarter-end):
			Life
	1 year	5 years	of class
Class B shares1 — first sold 11/6/06
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	−4.37%	1.27%	1.63%
Not reflecting CDSC	0.63	1.65	1.80

Class C shares1 — first sold 11/6/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−0.52	1.55	1.70
Not reflecting CDSC	0.48	1.55	1.70

Class F-1 shares2 — first sold 11/1/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.22	2.30	2.41

Class F-2 shares2 — first sold 8/19/08
Not reflecting annual asset-based fee charged
by sponsoring firm	1.54	—	2.13

Class 529-A shares3 — first sold 11/3/06
Reflecting 2.50% maximum sales charge	−1.25	1.78	1.96
Not reflecting maximum sales charge	1.28	2.29	2.44

Class 529-B shares1,3 — first sold 11/2/06
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−4.50	1.13	1.45
Not reflecting CDSC	0.50	1.51	1.62

Class 529-C shares1,3 — first sold 11/3/06
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	−0.59	1.47	1.62
Not reflecting CDSC	0.41	1.47	1.62

Class 529-E shares2,3 — first sold 12/1/06	0.92	1.98	2.05

Class 529-F-1 shares2,3 — first sold 11/16/06
Not reflecting annual asset-based fee charged
by sponsoring firm	1.41	2.49	2.64

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 2, 2006, through December 31, 2008. The investment adviser reimbursed certain fees and expenses. Applicable fund results shown reflect the waiver and reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 20 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2012, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-948-0412P

Litho in USA CGD/UNL/9791-S28491

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of AmericaSM
Investment portfolio

February 29, 2012
 unaudited
Bonds & notes — 93.26%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 50.41%
U.S. Treasury 0.625% 2012	$37,500	$37,564
U.S. Treasury 1.00% 2012	50,000	50,076
U.S. Treasury 1.125% 2012	25,000	25,185
U.S. Treasury 2.00% 20121	46,602	47,009
U.S. Treasury 3.00% 20121	25,105	25,828
U.S. Treasury 4.25% 2012	54,835	56,144
U.S. Treasury 4.50% 2012	25,000	25,092
U.S. Treasury 4.75% 2012	30,000	30,347
U.S. Treasury 0.375% 2013	20,925	20,962
U.S. Treasury 0.75% 2013	35,000	35,206
U.S. Treasury 1.375% 2013	65,000	65,792
U.S. Treasury 1.375% 2013	45,000	45,466
U.S. Treasury 1.375% 2013	31,832	32,191
U.S. Treasury 1.50% 2013	56,250	57,499
U.S. Treasury 1.75% 2013	50,000	50,863
U.S. Treasury 1.875% 20131	50,505	53,605
U.S. Treasury 3.125% 2013	80,000	83,616
U.S. Treasury 3.375% 2013	93,750	97,897
U.S. Treasury 3.375% 2013	30,000	31,249
U.S. Treasury 3.875% 2013	50,000	51,766
U.S. Treasury 1.75% 2014	15,000	15,446
U.S. Treasury 1.875% 2014	44,250	45,724
U.S. Treasury 1.875% 2014	40,000	41,245
U.S. Treasury 2.25% 2014	25,000	26,072
U.S. Treasury 2.375% 2014	25,000	26,281
U.S. Treasury 2.625% 2014	20,000	21,236
U.S. Treasury 2.50% 2015	5,000	5,317
U.S. Treasury 4.00% 2015	7,500	8,286
U.S. Treasury 4.125% 2015	15,000	16,738
U.S. Treasury 1.00% 2016	10,000	10,100
U.S. Treasury 2.625% 2016	5,000	5,392
Freddie Mac 1.75% 2012	25,000	25,119
Freddie Mac 0.375% 2013	15,000	15,021
Freddie Mac, Series 1, 0.50% 2013	50,000	50,115
Freddie Mac 1.625% 2013	80,000	81,238
Freddie Mac 0.625% 2014	36,000	36,138
Freddie Mac 0.75% 2014	15,000	15,115
Freddie Mac 3.00% 2014	40,000	42,459
Freddie Mac 5.00% 2014	10,000	11,076
Fannie Mae 6.125% 2012	15,000	15,041
Fannie Mae 0.45% 2013	25,000	25,031
Fannie Mae 1.00% 2013	25,000	25,275
Fannie Mae 0.75% 2014	21,020	21,173
Fannie Mae 0.875% 2014	28,750	29,073
Fannie Mae 2.75% 2014	40,000	41,928
Fannie Mae 4.625% 2014	15,000	16,620
Fannie Mae 0.375% 2015	21,010	20,921
Fannie Mae 1.625% 2015	15,000	15,501
Federal Home Loan Bank 1.125% 2012	50,000	50,115
Federal Home Loan Bank 1.75% 2012	12,000	12,094
Federal Home Loan Bank 2.25% 2012	20,000	20,054
Federal Home Loan Bank 4.625% 2012	10,000	10,265
Federal Home Loan Bank 0.50% 2013	37,300	37,439
Federal Home Loan Bank 3.625% 2013	55,000	57,976
Federal Home Loan Bank 0.375% 2014	4,125	4,130
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.503% 20122	20,000	20,054
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,156
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,064
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,310
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,138
Private Export Funding Corp. 4.974% 2013	5,000	5,328
Private Export Funding Corp. 1.375% 2017	36,930	37,025
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.746% 20122	25,000	25,003
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,354
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.824% 20122	15,000	15,059
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,113
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,016
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	10,000	10,105
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,162
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,139
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,178
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,067
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,033
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.264% 20132	8,000	8,011
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,026
		2,133,452

MORTGAGE-BACKED OBLIGATIONS3 — 18.59%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	4,156	4,246
Fannie Mae 4.00% 2019	19,744	20,918
Fannie Mae 4.00% 2019	8,834	9,359
Fannie Mae 4.00% 2019	7,358	7,796
Fannie Mae, Series 2012-M2, Class A1, 1.824% 2021	7,475	7,530
Fannie Mae 4.50% 2021	7,528	8,066
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	141	145
Fannie Mae 5.00% 2023	2,235	2,421
Fannie Mae 5.00% 2023	1,596	1,729
Fannie Mae 6.00% 2023	4,728	5,115
Fannie Mae 4.00% 2024	5,297	5,614
Fannie Mae 6.00% 2024	2,800	3,024
Fannie Mae 6.00% 2024	2,422	2,614
Fannie Mae 3.50% 2025	22,276	23,391
Fannie Mae 3.50% 2025	18,881	19,825
Fannie Mae 3.50% 2025	18,803	19,744
Fannie Mae 3.50% 2025	12,809	13,450
Fannie Mae 3.50% 2025	12,400	13,021
Fannie Mae 3.50% 2025	4,003	4,203
Fannie Mae 4.50% 2025	15,214	16,297
Fannie Mae 3.00% 2026	9,902	10,294
Fannie Mae 3.00% 2026	8,338	8,665
Fannie Mae 3.00% 2026	5,918	6,152
Fannie Mae 3.00% 2026	4,916	5,111
Fannie Mae 3.00% 2026	4,903	5,097
Fannie Mae 3.00% 2026	1,971	2,049
Fannie Mae 3.00% 2026	1,502	1,562
Fannie Mae 3.00% 2026	985	1,024
Fannie Mae 3.00% 2026	984	1,023
Fannie Mae 3.00% 2027	39,788	41,364
Fannie Mae 3.50% 2027	25,000	26,227
Fannie Mae, Series 2007-114, Class A7, 0.444% 20372	7,500	7,264
Fannie Mae 5.38% 20382	953	1,017
Fannie Mae 5.50% 2038	32,836	35,808
Fannie Mae 6.00% 2038	102,560	113,384
Fannie Mae 6.00% 2038	13,516	14,892
Fannie Mae 6.00% 2038	8,027	8,825
Fannie Mae 6.00% 2038	1,137	1,252
Fannie Mae 3.539% 20392	3,804	3,967
Fannie Mae 3.574% 20392	3,861	4,014
Fannie Mae 3.58% 20392	2,644	2,763
Fannie Mae 3.61% 20392	4,594	4,800
Fannie Mae 3.772% 20392	3,015	3,166
Fannie Mae 3.938% 20392	2,895	3,045
Fannie Mae 3.943% 20392	2,148	2,239
Fannie Mae 3.838% 20402	9,963	10,462
Fannie Mae 2.466% 20412	21,511	22,246
Fannie Mae 3.173% 20412	9,772	10,232
Fannie Mae 3.751% 20412	10,613	11,146
Fannie Mae 5.00% 2041	9,853	10,829
Freddie Mac, Series K003, Class A1, 2.225% 2013	1,245	1,254
Freddie Mac, Series K703, Class A1, 1.873% 2018	16,401	16,739
Freddie Mac 5.652% 20372	618	659
Freddie Mac 5.787% 20372	785	835
Freddie Mac 3.15% 20382	1,223	1,286
Freddie Mac 5.188% 20382	2,018	2,170
Freddie Mac 5.417% 20382	1,264	1,348
Freddie Mac 5.481% 20382	95	101
Freddie Mac 3.912% 20392	1,476	1,564
Freddie Mac 3.931% 20392	3,655	3,873
Freddie Mac 3.514% 20402	15,953	16,743
Freddie Mac 4.50% 2042	40,000	42,462
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	428	429
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,973
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,084	1,097
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.293% 20372	832	848
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	455	463
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	1,886	1,899
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 20464	8,665	8,746
Wachovia Bank Commercial Mortgage Trust, Series 2003-C7, Class A2, 5.077% 203524	4,133	4,373
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20422	812	825
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,483	10,530
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	13,564	13,631
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	2,833	2,897
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20464	5,387	5,700
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	51	51
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	7,000	7,649
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20442	50	50
Royal Bank of Canada 3.125% 20154	7,000	7,434
Bank of Nova Scotia 1.45% 20134	7,000	7,094
Compagnie de Financement Foncier 1.625% 20124	7,000	7,007
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	436	443
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20432	5,000	5,464
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20452	188	188
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	651	651
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	4,528	4,803
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	234	234
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-4, 5.014% 20382	1,135	1,241
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-4, 5.23% 20402	3,485	3,887
Bank of Montreal 2.85% 20154	5,000	5,289
Bank of America 5.50% 20124	5,000	5,065
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.201% 20422	3,375	3,782
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.201% 20422	954	967
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20354	4,000	4,183
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,4	2,006	2,074
Nationwide Building Society, Series 2007-2, 5.50% 20124	1,500	1,525
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,372	1,376
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	352	353
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20322	684	685
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	797	806
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	460	484
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	21	21
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.73% (undated)2	4	4
		786,682

CORPORATE BONDS & NOTES — 15.19%
Financials — 5.49%
Wells Fargo & Co. 3.75% 2014	7,500	8,007
Wells Fargo & Co. 0.753% 20152	9,513	9,233
Wells Fargo & Co. 3.625% 2015	3,000	3,217
JPMorgan Chase & Co. 3.40% 2015	17,750	18,690
Crédit Agricole CIB 1.127% 20122	17,500	17,495
Nordea Bank, Series 2, 3.70% 20144	14,500	15,035
Simon Property Group, LP 5.75% 2015	11,250	12,791
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	1,810	1,917
Westfield Group 5.75% 20154	9,440	10,429
HSBC Bank PLC 2.00% 20144	12,000	12,054
Citigroup Inc. 6.00% 2013	2,000	2,123
Citigroup Inc. 4.75% 2015	7,500	7,954
New York Life Global Funding 2.25% 20124	5,000	5,066
New York Life Global Funding 5.25% 20124	4,500	4,630
UBS AG 3.875% 2015	9,040	9,383
MetLife Global Funding I 5.125% 20134	2,000	2,088
MetLife Global Funding I 5.125% 20144	5,000	5,400
BNP Paribas 3.313% 20142	7,000	7,008
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,119
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,130
Barclays Bank PLC 2.50% 2013	3,000	3,027
Barclays Bank PLC 5.20% 2014	2,670	2,837
TIAA Global Markets 4.95% 20134	5,500	5,815
Morgan Stanley 3.80% 2016	5,890	5,751
Northern Trust Corp. 5.20% 2012	1,000	1,032
Northern Trust Corp. 5.50% 2013	4,200	4,475
PNC Funding Corp. 5.40% 2014	5,000	5,476
Credit Suisse Group AG 5.50% 2014	5,000	5,355
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,194
Goldman Sachs Group, Inc. 3.70% 2015	5,000	5,104
Bank of America Corp. 5.375% 2012	2,000	2,036
Countrywide Financial Corp., Series B, 5.80% 2012	3,000	3,024
Abbey National Treasury Services PLC 3.875% 20144	4,100	4,089
Jackson National Life Global 5.375% 20134	3,750	3,902
Société Générale 3.10% 20154	4,000	3,873
Monumental Global Funding 5.50% 20134	2,995	3,123
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,358
US Bank NA 4.95% 2014	2,000	2,191
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,108
ACE INA Holdings Inc. 5.875% 2014	1,665	1,837
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	1,000	1,002
		232,378

Energy — 1.69%
Shell International Finance BV 4.00% 2014	20,000	21,377
Shell International Finance BV 3.10% 2015	7,500	8,083
Total Capital Canada Ltd. 1.625% 2014	12,000	12,260
Total Capital International 1.50% 2017	5,000	5,015
Chevron Corp. 3.95% 2014	15,000	16,033
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,730
StatoilHydro ASA 2.90% 2014	2,070	2,180
		71,678

Health care — 1.56%
Novartis Capital Corp. 1.90% 2013	5,000	5,088
Novartis Capital Corp. 4.125% 2014	15,000	16,035
Sanofi 0.884% 20142	14,500	14,576
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,423
Amgen Inc. 1.875% 2014	5,000	5,119
Johnson & Johnson 0.593% 20142	5,000	5,033
Eli Lilly and Co. 3.55% 2012	4,250	4,250
Roche Holdings Inc. 5.00% 20144	3,175	3,444
UnitedHealth Group Inc. 1.875% 2016	3,000	3,057
AstraZeneca PLC 5.40% 2012	1,000	1,027
		66,052

Information technology — 1.38%
International Business Machines Corp. 0.875% 2014	5,000	5,026
International Business Machines Corp. 1.25% 2014	7,910	8,026
International Business Machines Corp. 0.55% 2015	5,250	5,228
International Business Machines Corp. 2.00% 2016	2,500	2,584
Cisco Systems, Inc. 0.794% 20142	17,500	17,584
Hewlett-Packard Co. 2.95% 2012	10,000	10,077
Hewlett-Packard Co. 0.891% 20142	5,000	4,903
Google Inc. 1.25% 2014	5,000	5,096
		58,524

Consumer staples — 1.26%
PepsiCo, Inc. 0.875% 2013	17,500	17,571
PepsiCo, Inc. 4.65% 2013	2,000	2,081
Coca-Cola Co. 3.625% 2014	10,000	10,630
Anheuser-Busch InBev NV 0.927% 20142	10,320	10,327
Walgreen Co. 4.875% 2013	9,000	9,566
Sysco Corp. 4.20% 2013	2,000	2,065
Sysco Corp. 4.60% 20144	845	912
		53,152

Industrials — 1.00%
General Electric Capital Corp., Series A, 2.15% 2015	5,000	5,133
General Electric Capital Corp. 3.35% 2016	9,200	9,826
General Electric Capital Corp. 2.90% 2017	800	837
Honeywell International Inc. 3.875% 2014	8,400	8,940
Danaher Corp. 1.30% 2014	5,755	5,843
Canadian National Railway Co. 4.95% 2014	5,000	5,399
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,201
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	776
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,036
Raytheon Co. 6.75% 2018	1,225	1,506
		42,497

Telecommunication services — 0.87%
AT&T Inc. 4.95% 2013	7,500	7,783
AT&T Inc. 0.875% 2015	5,250	5,243
AT&T Inc. 2.40% 2016	5,000	5,215
Verizon Communications Inc. 7.375% 2013	5,000	5,552
Verizon Communications Inc. 1.25% 2014	2,500	2,535
Verizon Communications Inc. 5.55% 2014	2,000	2,176
Verizon Communications Inc. 3.00% 2016	3,000	3,204
France Télécom 4.375% 2014	2,800	2,996
France Télécom 2.125% 2015	2,100	2,138
		36,842

Consumer discretionary — 0.83%
Walt Disney Co. 4.70% 2012	1,500	1,546
Walt Disney Co. 4.50% 2013	5,000	5,356
Walt Disney Co. 0.875% 2014	8,400	8,446
Toyota Motor Credit Corp. 1.25% 2014	10,000	10,140
Target Corp. 1.125% 2014	7,000	7,082
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,590
		35,160

Utilities — 0.81%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,283
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	7,425	7,458
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,876
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,832
Entergy Louisiana, LLC 1.875% 2014	4,650	4,724
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,876
		34,049

Materials — 0.30%
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,048
BHP Billiton Finance (USA) Ltd. 1.00% 2015	7,500	7,530
		12,578

Total corporate bonds & notes		642,910

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.18%
Australia Government Agency-Guaranteed, National Australia Bank 1.083% 20142,4	15,000	15,066
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	16,000	16,518
Province of Ontario 0.643% 20122	15,000	15,002
Province of Ontario, Series 1, 1.875% 2012	15,000	15,160
France Government Agency-Guaranteed, Société Finance 2.25% 20124	20,985	21,068
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,000	5,218
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	18,000	18,087
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	3,550	3,755
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	20,000	20,386
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.839% 20122,4	20,000	20,014
Denmark Government Agency-Guaranteed, Danske Bank 0.842% 20122,4	17,500	17,509
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20124	15,000	15,030
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20144	10,000	10,178
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 1.074% 20142,4	10,000	10,066
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.751% 20122,4	10,000	10,002
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	6,250	6,278
		219,337

MUNICIPALS — 2.34%
State of California, Infrastructure and Economic Development Bank, Revenue Refunding Bonds (J. Paul Getty Trust),
Series 2011-A-2, 0.66% 2038 (put 2014)2	18,900	18,900
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	10,858
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,206
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,707
State of New York, Dormitory Auth., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,784
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,686
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,705
State of California, Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2013	5,000	5,282
State of Mississippi, Business Finance Corp. Gulf Opportunity Zone Bonds (Coast Electric Power Association Project),
Series 2007-C, 0.85% 2037	5,200	5,202
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	2,000	2,188
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	2,250	2,497
State of Texas, Board of Regents of the University of Texas System, Revenue Finance System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,084
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Revenue Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,033
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,450	2,713
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,638
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.81% 20142	2,500	2,534
		99,017

ASSET-BACKED OBLIGATIONS3 — 1.55%
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	7,000	7,006
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	4,647	4,666
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	9,230	9,641
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	676	734
Chase Issuance Trust, Series 2007-A9, Class A, 0.279% 20142	3,000	3,000
Chase Issuance Trust, Series 2008-13, Class A, 2.046% 20152	3,000	3,069
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20134	5,000	5,018
Enterprise Fleet Financing LLC 1.62% 20174	5,000	5,008
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,273
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	778	784
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,362
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	4,000	4,096
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,965
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.596% 20142	3,000	3,005
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.309% 20152	2,000	2,000
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	1,554	1,616
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	1,063	1,094
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	807	849
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	471	474
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	284	285
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	604	626
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	401	403
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	337	342
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	274	276
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	60	61
		65,653

Total bonds & notes (cost: $3,883,458,000)		3,947,051

Short-term securities — 8.09%

Fannie Mae 0.06%–0.14% due 5/21/2012–1/4/2013	73,300	73,220
British Columbia (Province of) 0.11%–0.13% due 3/21–4/16/2012	57,200	57,197
Straight-A Funding LLC 0.13%–0.19% due 4/4–5/10/20124	55,900	55,888
Freddie Mac 0.105%–0.18% due 10/2/2012–2/14/2013	48,300	48,235
Federal Home Loan Bank 0.125%–0.15% due 3/14–5/21/2012	39,600	39,596
Federal Farm Credit Banks 0.19% due 2/14/2013	25,000	24,956
General Electric Co. 0.07% due 3/1/2012	23,300	23,300
U.S. Treasury Bill 0.08% due 5/31/2012	17,300	17,297
Paccar Financial Corp. 0.14% due 5/14/2012	2,700	2,698

Total short-term securities (cost: $342,399,000)		342,387

Total investment securities (cost: $4,225,857,000)		4,289,438
Other assets less liabilities		(57,047)

Net assets		$4,232,391

1Index-linked bond whose principal amount moves with a government price index.
2Coupon rate may change periodically.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $399,728,000, which represented 9.44% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0412O-S29486

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: April 30, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2012